UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                   -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA Partners LLC
           --------------------------------------------------
Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ____028-10328___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/  Joel Brebbia                   New York, NY              05/02/03
       ------------------------   ------------------------------  ------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             40
                                               -------------

Form 13F Information Table Value Total:       $    211,146
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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------------------------------------------------------------------------------------------------------------------------------------
                                   Title Of                 Value      Shares/   Sh/  Put/   Inv     Other
Name of Issuer                      Class         Cusip    (X$1000)    Prn Amt   Prn  Call   Disc    Mgrs    Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC         COM         00763M108   13995      1040500    SH         SOLE          1040500
CENDANT CORP                        COM         151313103    9606       756400    SH         SOLE           756400
CIT GROUP INC                       COM         125581108    5001       296600    SH         SOLE           296600
CITIZENS FIRST FINANCIAL CORP       COM         174623108    2697       119435    SH         SOLE           119435
COBRA  ELECTRONICS CORP             COM         191042100    3833       632580    SH         SOLE           632580
COPART INC                          COM         217204106    2816       366612    SH         SOLE           366612
CORNELL CORRECTIONS INC             COM         219141108    4756       566200    SH         SOLE           566200
COSI INC                            COM         22122P101     121        66600    SH         SOLE            66600
CROWN HOLDINGS INC                  COM         228368106    5627      1001200    SH         SOLE          1001200
DANKA BUSINESS SYSTEMS PLC          COM         236277109    5392      1523100    SH         SOLE          1523100
ELAN CORP PLC-ADR                   COM         284131208    6659      2386800    SH         SOLE          2386800
ELAN FINANCE CORP LTD               CORP BOND   284129AC7    7200     15000000   PRN         SOLE         15000000
ENPRO INDUSTRIES INC                COM         29355X107    2642       663700    SH         SOLE           663700
GEMSTAR TV GUIDE INTERNATIONAL INC  COM         36866W106    3091       842500    SH         SOLE           842500
HANDLEMAN CO                        COM         410252100   13902       945700    SH         SOLE           945700
INAMED CORP                         COM         453235103    2128        59500    SH         SOLE            59500
INTERSTATE HOTELS & RESORTS         COM         46088S106    1264       284000    SH         SOLE           284000
JPS INDUSTRIES INC                  COM         46624E405     626       444136    SH         SOLE           444136
KINDRED HEALTHCARE INC              COM         494580103    2343       207100    SH         SOLE           207100
LOUISIANA PACIFIC CORP              COM         546347105    7049       888900    SH         SOLE           888900
MIDDLEBY CORP                       COM         596278101    5830       531000    SH         SOLE           531000
MOORE CORP LTD                      COM         615785102   10883      1039400    SH         SOLE          1039400
MTR GAMING GROUP INC                COM         553769100    3092       466300    SH         SOLE           466300
NEOMAGIC CORP                       COM         640497103     313       244400    SH         SOLE           244400
NEW CENTURY FINANCIAL CORP          COM         64352D101    8475       271800    SH         SOLE           271800
NOVOSTE CORP                        COM         67010C100   14539      1601220    SH         SOLE          1601220
PG&E CORP                           COM         69331C108    4708       350000    SH         SOLE           350000
PROVIDENT FINANCIAL SERVICES        COM         74386T105    1581       100000    SH         SOLE           100000
PROVIDIAN FINANCIAL CORP            COM         74406A102    8220      1253000    SH         SOLE          1253000
RACING CHAMPIONS CORP               COM         750069106    3070       200000    SH         SOLE           200000
RADIOLOGIX INC                      COM         75040K109    4706      2082500    SH         SOLE          2082500
REDWOOD TRUST INC                   COM         758075402    7904       243200    SH         SOLE           243200
SPX CORP                            COM         784635104    1708        50000    SH         SOLE            50000
STAGE STORES INC                    COM         85254C305    5596       264194    SH         SOLE           264194
TENET HEALTHCARE CORP               COM         88033G100    5344       320000    SH         SOLE           320000
TYCO INTERNATIONAL LTD              COM         902124106    6044       470000    SH         SOLE           470000
US ONCOLOGY INC                     COM         90338W103    6469       911100    SH         SOLE           911100
WARNACO GROUP                       COM         934390402    4023       403927    SH         SOLE           403927
XCEL ENERGY INC                     COM         98389B100    5636       440000    SH         SOLE           440000
XEROX CAPITAL TRUST I 8             CORP BOND   984119AC1    2257      3050000   PRN         SOLE          3050000


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